EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of the Income and Share Data Used in the Basic and Diluted Earnings Per Share
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	Year ended December 31,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2025	2024	2023

Net Income	$127,150	$135,151	$118,194
Less: net income attributable to the earnout shares	—	(1,359)	(7,469)
Less: dividends attributable to the common shares under share-based compensation plans	(896)	(581)	(30)
Net income available to common shareholders	$126,254	$133,211	$110,695
Weighted average number of shares – basic	43,279,580	44,234,964	42,943,535
Common shares under share-based compensation plan	390,474	504,376	525,341
Weighted average number of shares – diluted	43,670,054	44,739,340	43,468,876
Basic earnings per share	$2.92	$3.01	$2.58
Diluted earnings per share	$2.89	$2.98	$2.55